Filed Pursuant to Rule 497(e)

Ambassador Funds

Selkirk Opportunities Fund

Selkirk Core Fund

Selkirk Income Fund

Registration File No. 333-36796

AMBASSADOR FUNDS

SUPPLEMENT DATED MARCH 14, 2012

to

PROSPECTUS DATED JULY 1, 2011

(as supplemented January 1, 2012)

Explanatory Note:

Effective as of March 14, 2012, the Agreement to Waive Fees and Reimburse Expenses, dated January 1, 2012 (the “Agreement”) between Ambassador Funds, a Delaware statutory trust (the “Trust”) and Convergence Financial Services, Inc., a Michigan corporation (the “Adviser”) and the investment adviser to each of the Selkirk Opportunities Fund, Selkirk Core Fund and Selkirk Income Fund (collectively, the “Funds” and each a “Fund”), each of which is a series of the Trust, has been amended.  Pursuant to the amended terms of the Agreement, the Adviser has agreed to waive its investment advisory fee and/or reimburse each Fund’s operating expenses as necessary to limit each Fund’s Total Annual Operating Expenses to 1.25% of the Fund’s average net assets.  The Agreement, as amended, has an initial term through April 30, 2013, and may not be terminated by the Adviser before such date.  The Agreement, as amended, supersedes the fee waiver agreement made by the Adviser with respect to the Funds in the Investment Advisory Agreement made as of June 10, 2011, by and between the Trust and the Adviser.  The Agreement does not in any way relate to, or supersede the terms of such Investment Advisory Agreement applicable to, the other series of the Trust for which the Adviser serves as investment adviser.

In light of the foregoing, the Funds’ prospectus is amended, effective as of March 14, 2012, by inserting the following information:

Selkirk Mutual Funds Prospectus – the Selkirk Opportunities Fund’s “Annual Fund Operating Expenses” section on page 2 is replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.25%
Distribution (12b-1) Fees	0.25%
Other Expenses(1)	0.61%
Total Annual Fund Operating Expenses Fee Waiver and/or Expense Reimbursement(2) Total Annual Fund Operating Expenses after Fee Waiver	2.11% -0.86% 1.25%

(1) “Other Expenses” are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.

(2) The Adviser has contractually agreed (through April 30, 2013) to waive fees and/or pay the Selkirk Opportunities Fund’s expenses (excluding Acquired Fund Fees and Expenses) in order to limit Total Annual Fund Operating Expenses to 1.25% of the average net assets.  The contractual agreement to waive fees and/or pay expenses cannot be terminated, other than by the Trust’s Board of Trustees, prior to May 1, 2013.  To the extent the Adviser waives its management fees and/or pays expenses of the Fund, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived and/or paid, subject to the respective waiver and expense reimbursement agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Selkirk Opportunities Fund	1 Year	3 Years
	$127	$397

Selkirk Mutual Funds Prospectus – the Selkirk Core Fund’s “Annual Fund Operating Expenses” section on page 5 is replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution (12b-1) Fees	0.25%
Other Expenses(1)	0.61%
Total Annual Fund Operating Expenses Fee Waiver(2) Total Annual Fund Operating Expenses after Fee Waiver	1.86% -0.61% 1.25%

(1) “Other Expenses” are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.

(2) The Adviser has contractually agreed (through April 30, 2013) to waive fees and/or pay the Selkirk Core Fund’s expenses (excluding Acquired Fund Fees and Expenses) in order to limit Total Annual Fund Operating Expenses to 1.25% of the average net assets.  The contractual agreement to waive fees and/or pay expenses cannot be terminated, other than by the Trust’s Board of Trustees, prior to May 1, 2013.  To the extent the Adviser waives its management fees and/or pays expenses of the Fund, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived and/or paid, subject to the respective waiver and expense reimbursement agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Selkirk Opportunities Fund	1 Year	3 Years
	$127	$397

Selkirk Mutual Funds Prospectus – the Selkirk Income Fund’s “Annual Fund Operating Expenses” section on page 8 is replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution (12b-1) Fees	0.25%
Other Expenses(1)	0.61%
Total Annual Fund Operating Expenses Fee Waiver(2) Total Annual Fund Operating Expenses after Fee Waiver	1.86% -0.61% 1.25%

(1) “Other Expenses” are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.

(2) The Adviser has contractually agreed (through April 30, 2013) to waive fees and/or pay the Selkirk Income Fund’s expenses (excluding Acquired Fund Fees and Expenses) in order to limit Total Annual Fund Operating Expenses to 1.25% of the average net assets.  The contractual agreement to waive fees and/or pay expenses cannot be terminated, other than by the Trust’s Board of Trustees, prior to May 1, 2013.  To the extent the Adviser waives its management fees and/or pays expenses of the Fund, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived and/or paid, subject to the respective waiver and expense reimbursement agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Selkirk Opportunities Fund	1 Year	3 Years
	$127	$397

Selkirk Mutual Funds Prospectus – “Management of the Funds - Investment Adviser” Table and “Management of the Funds - Investment Adviser - Fee Waiver Agreement” section on pages 24-25 is replaced with the following:

Annual Rate*
Selkirk Opportunities Fund	1.25%
Selkirk Core Fund	1.00%
Selkirk Income Fund	1.00%
Selkirk Bond Fund	0.75%
Selkirk Short-Term Fund	0.70%

* Subject to the application of the fee waiver and reimbursement and/or fee waiver agreement discussed below.

Opportunities Fund, Core Fund and Income Fund

Fee Waiver and Expense Reimbursement Agreement - The Adviser has contractually agreed to reduce or waive its compensation due from, and/or reimburse the expenses of, any of the Opportunities Fund, the Core Fund and the Income Fund in the event that any such Fund’s operating expenses (excluding taxes, interest, brokerage commissions, 12b-1 fees and expenses incurred in connection with investing in other investment companies, called “acquired fund fees and expenses” or “AFFE”, if any, and other extraordinary expenses) exceed 1.25% of such Fund’s average net assets.  The “Annual Fund Operating Expenses” in each such Fund’s Summary Prospectus reflects this contractual arrangement with respect to each Fund.

Bond Fund and Short-Term Bond Fund

Fee Waiver Agreement - The Adviser has contractually agreed to reduce or waive its compensation due from either of the Bond Fund and/or Short-Term Bond Fund in the event that such Fund’s operating expenses (excluding taxes, interest, brokerage commissions, 12b-1 fees and expenses incurred in connection with investing in other investment companies, called “acquired fund fees and expenses” or “AFFE”, if any, and other extraordinary expenses) exceed certain threshold levels applicable to each such Fund.  The “Annual Fund Operating Expenses” in each such Fund’s Summary Prospectus provides the respective threshold amounts for each Fund and reflects this contractual arrangement with respect to each Fund.

Please keep this supplement for future reference